Advances for vessels under construction and acquisition of vessels (Details) - Star Ayesha (ex-HN 1390) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Delivery date	July 15, 2019
Financed by CSSC
Property, Plant and Equipment [Line Items]
Remaining contracted price plus agreed additional amounts	$ 30,312
Description of Capital leases, Term of contract	Bareboat charter for ten years